Income tax - Tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Income / (loss) for the year before income tax	$ 606,732	$ 202,226	$ 190,518
Tax calculated at the tax rate in each country	(212,374)	(59,160)	(57,275)
Adjustments
Non-taxable income	34,130	57,519	17,624
Expenses related to non-taxable income	(12,689)	(8,871)	(19,005)
Non-deductible expenses	(11,221)	(3,581)	(14,402)
Effect of tax inflation adjustment	(167,973)	(114,289)	(123,956)
Effect of inflation adjustment	(80,365)	(53,895)	10,253
Effect of asset revaluation for tax purposes	118,242	119,483	141,030
Inflation adjustment for tax purposes of tax losses	76,622	81,273	57,322
Unrecognized deferred taxes	(49,631)	(11,427)	(43,861)
Investment project exonerations	12,737	12,552	6,095
Other	(6,298)	4,637	1,292
Income tax	$ (298,820)	$ 24,241	$ (24,883)